Retirement Benefits (Reconciliation of Prior Service Credit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of unrecognized prior service credit [Roll Forward]
Recognized as component of net periodic benefit credit	$ (31)	$ (32)	$ (34)
U.S. Pension Benefits [Member]
Reconciliation of unrecognized prior service credit [Roll Forward]
Amount disclosed as of prior year-end	39	55
Recognized as component of net periodic benefit credit	(16)	(16)
Amount at end of year	23	39
Non- U.S Pension Benefits [Member]
Reconciliation of unrecognized prior service credit [Roll Forward]
Amount disclosed as of prior year-end	23	23
Recognized as component of net periodic benefit credit	(3)	3
Defined Benefit Plan, Curtailments	(1)	0
Effect of curtailment	3	1
Plan amendments	71	(3)
Exchange rate adjustments	3	0
Amount at end of year	93	23
U.S. Postretirement Benefits [Member]
Reconciliation of unrecognized prior service credit [Roll Forward]
Amount disclosed as of prior year-end	13	26
Recognized as component of net periodic benefit credit	(13)	(13)
Amount at end of year	0	13
Non- U.S Postretirement Benefits [Member]
Reconciliation of unrecognized prior service credit [Roll Forward]
Amount disclosed as of prior year-end	1	1
Recognized as component of net periodic benefit credit	(1)	0
Defined Benefit Plan, Curtailments	0	0
Effect of curtailment	1	0
Plan amendments	0	0
Exchange rate adjustments	0	0
Amount at end of year	$ 0	$ 1